Cover	Aug. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	001-37902
Entity Registrant Name	Moxian, Inc.
Entity Central Index Key	0001516805
Entity Tax Identification Number	27-3729742
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 911, Tower 2, Silvercord
Entity Address, Address Line Two	30 Canton Road
Entity Address, Address Line Three	Tsimshatsui
Entity Address, City or Town	Hong Kong SAR
Entity Address, Country	CN
City Area Code	852
Local Phone Number	2961 4888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MOXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false